IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2019
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

As a result of current market
conditions

generated
by the fall in prices
, the impairment tests carried out at the CGU as of December 31, 2019 yielded a provision of ThU.S.$43,181 (ThU.S.$38,913 of Property, plant and equipment, and ThU.S.$4,268 of spare parts from Inventories) in connection with two
plants of Wood products business area in USA. For these calculations a discount rate of 8% was used.

In addition, due to the project for the modernization and expansion project

of the Arauco Mill (
Proyecto de Modernización y Ampliación de la Planta Arauco
, or MAPA Project), as of December 31, 2019, an impairment provision due
to
a reduction in the useful
lives

for the CGU Line 1 of Arauco Mill (Pulp business) was
recorded
in an amount of ThU.S.$33,570. For this calculation a discount rate of 6.1% was used.

The Line 1 of the Arauco mill will be permanently shut down when the MAPA project is completed.

Both impairment provision
charges
are presented in the consolidated statement of Profit or Loss in Other expenses line.

Provisions for impairment of property, plant and equipment due to technical obsolescence
(does not include the CGU impairments discussed above)
have been recorded as of December 31, 2019 and 2018, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2019	12-31-2018	12-31-201 7
Provisions for impairment of property, plant and equipment	ThU.S.$13,774	ThU.S.$11,395	ThU.S.$10,430

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$65,751 (ThU.S.$ 65,851 at December 31, 2018), as shown below:

	12-31 -2019	12-31-2018
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,765	40,661
Arauco do Brasil S.A. (Pien mill)	22,378	23,278
Arauco North America, Inc. (Prime-Line, Inc.)	732	-
Arauco Argentina S.A. (Forestal Nuestra Señora del Carmen S.A.)	1,191	1,227
Forestal Arauco S.A. (Forestal Los Lagos S.A.)	685	685
Closing b alance	65,751	65,851

	12-31 -2019	12-31-2018
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	65,851	69,922
Increase (decrease) due to business combination	732	-
Increase (decrease) in foreign currency exchange	(832)	(4,071)
Closing balance	65,751	65,851

Of the total of goodwill, ThU.S.$40,765 (ThU.S.$ 40,661 as of December 31, 2018) are generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$242,502 for the 100% interest ownership.

The recoverable amount for Flakeboard’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term, applying a real discount rate of 6.7% which reflects current market assessments for the wood products
segment in North America.

The investment in the panel plant in Pien, Brazil generated a goodwill of ThU.S.$22,378 (ThU.S.$ 23,278 as of December 31, 2018).

The recoverable amount for the Pien plant’s cash generating unit was determined based on the calculations of its value in use, and this calculation was made using cash flow projections based on the operational plan approved by the Administration, covering a 5-year term, applying a 7% real discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2019 and 2018, the carrying value of the goodwill of the plants did not exceed their recoverable value, and therefore there was no need to recognize impairment losses.